T. ROWE PRICE Retirement 2020 Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 45.6%
T. Rowe Price Funds:
New Income Fund  2,146,729 246,982 309,439 214,674,894 1,994,330
Limited Duration Inflation
Focused Bond Fund  1,741,565 192,892 297,982 302,576,341 1,594,577
International Bond Fund (USD
Hedged)  744,225 69,646 104,981 69,810,213 675,065
Dynamic Global Bond Fund  539,728 67,171 76,004 52,595,397 505,968
Emerging Markets Bond Fund  533,177 43,827 83,009 44,006,797 431,707
High Yield Fund  494,805 26,473 92,528 64,115,378 408,415
U.S. Treasury Long-Term Index
Fund  244,038 92,667 46,648 26,565,228 293,014
Floating Rate Fund  270,510 55,829 37,270 30,245,837 286,125
Total Bond Mutual Funds (Cost $6,292,165) 6,189,201
EQUITY MUTUAL FUNDS 52.3%
T. Rowe Price Funds:
Value Fund  1,471,598 167,464 198,066 27,927,260 1,257,565
Equity Index 500 Fund  1,763,901 50,721 232,634 10,206,319 1,176,074
Growth Stock Fund (2) 1,356,156 113,837 222,438 10,675,624 960,379
International Value Equity Fund  745,413 23,380 91,322 40,106,453 606,811
Overseas Stock Fund  738,682 15,598 98,080 45,150,048 566,633
International Stock Fund  688,576 41,111 91,219 26,223,296 485,393
Mid-Cap Value Fund  424,403 29,294 86,554 9,150,421 310,565
Mid-Cap Growth Fund (2) 341,631 35,299 32,603 2,672,765 275,910
Real Assets Fund  248,772 6,152 25,448 14,851,328 222,027
Small-Cap Value Fund  258,503 17,660 25,949 3,832,040 220,917
Emerging Markets Stock Fund  355,077 23,337 55,789 5,117,379 215,800
Emerging Markets Discovery
Stock Fund  134,491 118,808 8,901 15,066,745 212,441
Small-Cap Stock Fund  261,930 17,999 26,280 3,344,752 209,348
New Horizons Fund (2) 192,367 28,269 30,607 2,129,799 135,902
U.S. Large-Cap Core Fund  98,596 55,907 14,433 3,895,286 128,155
U.S. Equity Research Fund  – 114,782 1,049 2,618,241 109,024
Total Equity Mutual Funds (Cost $3,989,032) 7,092,944
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,561 591,475 591,440 15,909 1,583
Total Other Mutual Funds (Cost $1,597) 1,583

T. ROWE PRICE Retirement 2020 Fund

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.1%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.14% (3) 157,592 1,150,862 1,019,702 288,752,342 288,752
Total Short-Term Investments (Cost $288,752) 288,752
Total Investments in Securities 100.0%
(Cost $10,571,546) $ 13,572,480
Other Assets Less Liabilities (0.0)% (1,553)
Net Assets 100.0% $ 13,570,927
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2020 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,337 Russell 2000 E-Mini Index contracts 3/22 (136,675) $ 10,425
Long, 380 S&P 500 E-Mini Index contracts 3/22 82,992 166
Net payments (receipts) of variation margin to date (11,187)
Variation margin receivable (payable) on open futures contracts $ (596)

T. ROWE PRICE Retirement 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 5,192 $ (24,927) $ 11,795
Emerging Markets Bond Fund  (5,848) (62,288) 19,715
Emerging Markets Discovery Stock Fund  5,393 (31,957) 3,956
Emerging Markets Stock Fund  44,065 (106,825) 5,196
Equity Index 500 Fund  491,439 (405,914) 16,882
Floating Rate Fund  (345) (2,944) 9,346
Growth Stock Fund  261,798 (287,176) —
High Yield Fund  1,352 (20,335) 20,370
International Bond Fund (USD Hedged)  8,596 (33,825) 11,277
International Stock Fund  79,555 (153,075) 8,941
International Value Equity Fund  23,961 (70,660) 20,432
Limited Duration Inflation Focused Bond Fund  20,835 (41,898) 66,523
Mid-Cap Growth Fund  57,159 (68,417) —
Mid-Cap Value Fund  59,891 (56,578) 5,147
New Horizons Fund  39,051 (54,127) —
New Income Fund  21,285 (89,942) 30,710
Overseas Stock Fund  44,259 (89,567) 15,462
Real Assets Fund  10,200 (7,449) 6,105
Small-Cap Stock Fund  33,602 (44,301) 971
Small-Cap Value Fund  27,588 (29,297) 2,410
Transition Fund  429 (13) —
U.S. Equity Research Fund  1,221 (4,709) 429
U.S. Large-Cap Core Fund  10,772 (11,915) 1,114
U.S. Treasury Long-Term Index Fund  (7,432) 2,957 3,972
Value Fund  201,235 (183,431) 17,818
U.S. Treasury Money Fund, 0.14% — — 180
Totals $ 1,435,253# $ (1,878,613) $ 278,751+
# Capital gain distributions from mutual funds represented $476,412 of the net realized gain
(loss).
+ Investment income comprised $278,751 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2020 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Retirement 2020 Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F141-054Q3 02/22